Concentrations (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentrations [Line Items]
Revenue percentage	10.00%
Three customers [Member]
Concentrations [Line Items]
Revenue percentage	91.00%
Two Customers [Member]
Concentrations [Line Items]
Revenue percentage	85.00%	38.00%	99.00%